Significant Events In The Reporting Period	6 Months Ended
Jun. 30, 2021
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Significant Events In The Reporting Period
Note 4—Significant Events in the Reporting Period
Impact from
COVID-19
pandemic
A novel strain of coronavirus,
(“COVID-19”)
was reported to have surfaced in Wuhan, China, in December 2019. Since then, COVID-19 has spread around the world into a pandemic, including into countries where we are operating, where we have planned or have ongoing clinical trials, and where we rely on third-parties to manufacture preclinical and clinical supplies, as well as commercial supply.
We monitor these risks closely, and work with relevant stakeholders to avoid disruptions, and to develop and establish working measures. However, while
COVID-19
continues to impact global societies, the uncertainty related to the duration and direction of the pandemic makes the future impact from
COVID-19,
including the magnitude of any impact on our operational results, highly uncertain and unpredictable. At the reporting date,
COVID-19
did not have a direct impact on the
consolidated
interim financial statements
.
VISEN Pharmaceuticals Investment
On January 8, 2021, the Company entered into an equity investment of $12.5 million in its associate, VISEN Pharmaceuticals, or VISEN, as part of VISEN’s $150 million Series B financing. Following VISEN’s Series B financing, the Company retains approximately 44% of VISEN’s issued and outstanding shares. As a result, the Company has recognized a non-cash
gain in the first quarter of 2021 of €42.3 million, which is presented as part of “Share of profit / (loss) of associate” in the consolidated interim statement of profit or loss. The Series B financing has not changed the Company’s accounting treatment of VISEN.